Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non- controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non- controlling interests	Total
Balance at Dec. 31, 2021	$ 58,541	$ 4,331	$ 5,190	$ 559	$ 497	$ (60,977)	$ 8,141		$ 8,141
Income (loss)						(5,759)	(5,759)		(5,759)
Expiration of share options	6	(6)
Cost of share-based payment		655					655		655
Balance at Jun. 30, 2022	58,547	4,980	5,190	559	497	(66,736)	3,037		3,037
Balance at Dec. 31, 2021	58,541	4,331	5,190	559	497	(60,977)	8,141		8,141
Income (loss)						(2,592)	(2,592)		(2,592)
Exercise of warrants	3						3		3
Cost of share-based payment	48	849					897		897
Balance at Dec. 31, 2022	58,592	5,180	5,190	559	497	(63,569)	6,449		6,449
Income (loss)						(2,880)	(2,880)	(52)	(2,932)
Issue of share capital in respect of investment in affiliate	288						288		288
Sale of minority interest in subsidiary				153			153	2,734	2,887
Issue of shares, net of issue expenses	(45)						(45)		(45)
Cost of share-based payment	63	68					131		131
Balance at Jun. 30, 2023	$ 58,898	$ 5,248	$ 5,190	$ 712	$ 497	$ (66,449)	$ 4,096	$ 2,682	$ 6,778